Consolidated Statement of Cash Flows - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Receipts from customers	$ 87,004	$ 103,459	$ 140,736
Payments to suppliers and employees	(102,431)	(123,510)	(149,750)
Proceeds from Government wage subsidies	2,878
Rent concessions received	1,345
Income taxes refund/(paid)	186	157	(420)
Net cash outflow from operating activities	(11,018)	(19,894)	(9,434)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for intangible asset	(211)		(151)
Payments for property, plant and equipment	(1,498)	(1,294)	(2,585)
Proceeds from sale of intellectual property or business combination, net of cash acquired		906	870
Net cash outflow from investing activities	(1,709)	(388)	(1,866)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of shares	93,693	12,586	23,248
Proceeds from borrowings - Convertible notes issue	19,309	21,507
Repayment of borrowings - Bank	(3,400)	(2,100)	(18,489)
Debt issuance costs			(322)
Principal repayments of lease liabilities	(7,136)	(8,127)
Interest paid on borrowings	(1,165)	(1,768)	(2,269)
Net cash inflow from financing activities	101,301	22,098	2,168
Net increase/(decrease) in cash and cash equivalents held	88,574	1,816	(9,132)
Cash and cash equivalents at beginning of year	3,791	1,962	10,739
Effects of exchange rate changes on cash and cash equivalents	(1,440)	13	355
Cash and cash equivalents at end of the year	$ 90,925	$ 3,791	$ 1,962